Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

17.  Related Party Transactions

        During 2011, the Company, in the ordinary course of business, provided retail brokerage, consulting and financial advisory services to, and received wholesale brokerage services from, an entity that is controlled by one of the Company's stockholders. These transactions were negotiated at an arms-length basis and contain customary terms and conditions. During 2011, commissions and fee revenue from these transactions was approximately $9 million.